Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Feb. 01, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Jan. 29, 2013